EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Stock Options and Stock Appreciation Rights Award Activity

	Number	Weighted average exercise	Aggregate intrinsic value
	of options	price	(in thousands)

Outstanding at beginning of year	4,496,769	11.45	-
Granted	1,592,450	7.12	-
Exercised	-	-	-
Forfeited	(878,761)	14.28	-

Outstanding at end of year	5,210,458	9.27	2,330

Exercisable options at end of year	3,053,031	7.35	554

Vested and expected to vest	5,014,376	10.23	2,213

Summary of Restricted Stock Activity
	Fair
	Number	value at
	of RSUs	grant date

Non-vested at January 1, 2016	16,500	$11.47
Granted	226,000	$7.25
Vested	(11,500)	$11.47
Forfeited	-	-

Non-vested at December 31, 2016	231,000	$7.25

Schedule of Stock Option Activity by Exercise Price

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.41	32,144	2.05	1.41	32,144	2.05	1.41
$4.81	27,083	2.62	4.81	27,083	2.62	4.81
$6.30-11.95	4,781,231	4.56	9.11	2,711,926	3.53	9.88
$12.09-14.10	370,000	3.62	12.38	281,878	3.43	12.41

$1.41-14.10	5,210,458	4.47	9.27	3,053,031	3.49	7.35

Schedule of Weighted Average Fair Value of Options Granted
	Year ended December 31,
	2016	2015	2014

Weighted average exercise prices	$7.12	$10.85	$10.81

Weighted average fair value on grant date	$2.54	$3.59	$4.02

Schedule of Assumptions Used to Estimate Fair Value
	Year ended December 31,
	2016	2015	2014

Volatility	39.5%	35%	38.5%
Risk-free interest rate	1.06%	1.18%	1.65%
Dividend yield	0.00%	0.00%	0.00%
Post-vesting forfeiture rate	4.0%	5.56%	5.56%
Suboptimal exercise factor	2.0	2.0	2.0
Contractual life (in years)	7-10	7-10	7-10

Schedule of Share-Based Compensation Expense

	Year ended December 31,
	2016	2015	2014

Cost of revenues	$160	$197	$160
Research and development	341	332	370
Sales and marketing	1,227	1,284	1,093
General and administrative	1,983	1,962	2,077

Total equity-based compensation expense before taxes	$3,711	$3,775	$3,700